Cover	Aug. 05, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 05, 2025
Entity File Number	001-41372
Entity Registrant Name	ASPAC II Acquisition Corp.
Entity Central Index Key	0001876716
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	289 Beach Road
Entity Address, Address Line Two	#03-01
Entity Address, Country	SG
Entity Address, Postal Zip Code	199552
City Area Code	65
Local Phone Number	818 5796
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, with no par value, one-half of one redeemable warrant and one right to receive one-tenth of one Class A ordinary share
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, with no par value, one-half of one redeemable warrant and one right to
Trading Symbol	ASUUF
Class A ordinary shares
Title of 12(b) Security	Class A ordinary shares
Trading Symbol	ASCBF
Warrants
Title of 12(b) Security	Warrants
Trading Symbol	ASCWF
Rights [Member]
Title of 12(b) Security	Rights
Trading Symbol	ASCRF